ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of July 31,	As of July 31,
	2025	2026
Accrued expenses (1)	$28,262	$304,166
Interest payable	2,882	67,468
Tax payable (2)	38,634	43,893
Payroll payable	31,931	27,749
Non-trade creditors (3)	501,795	11,201
Accrued expenses and other current liabilities	$603,504	$454,477

(1)	Accrued expenses primarily consist of US$ 266,998 accrued legal fees related to the settlement of a legal dispute with a former employee (Note 10) and the issuance of convertible notes (Note 8).
(2)	Tax payable mainly include the sales and service tax (“SST”) payable and income tax payable of US$4,133 as of July 31, 2026.
(3)	The balance mainly represented payable to The Sire Group Ltd. amounted to US$377,317 as of July 31, 2025. The Sire Group Ltd., as a former related party of the Group before December 23, 2024, has paid professional fees on behalf of the Group. The payable to The Sire Group Ltd amounted to nil as of July 31, 2026.